Supplemental Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Summary of Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets

December 31, 2014

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$1	$4,347	$18,702	$9,329	$—	$32,379
Restricted cash	—	—	904	421	—	1,325
Accounts receivable	—	—	7,245	2,956	—	10,201
Prepaid domain name registry fees	—	—	27,943	21,662	—	49,605
Prepaid expenses & other current assets	1	14,022	7,438	6,239	(566)	27,134

Total current assets	2	18,369	62,232	40,607	(566)	120,644
Intercompany receivables, net	26,877	29,635	55,855	(112,367)	—	—
Property and equipment, net	—	—	55,191	1,646	—	56,837
Goodwill	—	—	969,055	135,968	—	1,105,023
Other intangible assets, net	—	—	365,735	44,603	—	410,338
Investment in subsidiaries	147,616	1,190,590	32,902	—	(1,371,108)	—
Other assets	—	—	49,615	3,186	—	52,801

Total assets	$174,495	$1,238,594	$1,590,585	$113,643	$(1,371,674)	$1,745,643

Liabilities, redeemable non-controlling interest and stockholders’ equity
Current liabilities:
Accounts payable	$—	$—	$6,565	$2,395	$—	$8,960
Accrued expenses and other current liabilities	—	4,503	31,833	12,863	(566)	48,633
Deferred revenue	—	—	207,722	51,845	—	259,567
Current portion of notes payable	—	—	60,500	—	—	60,500
Current portion of capital lease obligations	—	—	3,793	—	—	3,793
Deferred consideration, short-term	—	—	13,437	480	—	13,917

Total current liabilities	—	4,503	323,850	67,583	(566)	395,370
Deferred revenue, long-term	—	—	58,325	7,525	—	65,850
Notes payable	—	1,086,475	(60,500)	—	—	1,025,975
Capital lease obligations	—	—	—	4,302	—	4,302
Deferred consideration	—	—	9,352	1,370	—	10,722
Other long-term liabilities	—	—	38,425	(40)	—	38,385

Total liabilities	—	1,090,978	369,452	80,740	(566)	1,540,604
Redeemable non-controlling interest	—	—	30,543	—	—	30,543
Equity	174,495	147,616	1,190,590	32,903	(1,371,108)	174,496

Total liabilities and equity	$174,495	$1,238,594	$1,590,585	$113,643	$(1,371,674)	$1,745,643

Condensed Consolidating Balance Sheets

December 31, 2015

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$12	$67	$21,286	$11,665	$—	$33,030
Restricted cash	—	—	973	75	—	1,048
Accounts receivable	—	—	7,120	4,920	—	12,040
Prepaid domain name registry fees	—	—	29,250	26,878	(335)	55,793
Prepaid expenses & other current assets	—	62	9,722	8,263	(2,372)	15,675

Total current assets	12	129	68,351	51,801	(2,707)	117,586
Intercompany receivables, net	29,092	(10,324)	91,938	(110,706)	—	—
Property and equipment, net	—	—	66,011	9,751	—	75,762
Goodwill	—	—	1,072,838	134,417	—	1,207,255
Other intangible assets, net	—	—	328,922	30,864	—	359,786
Investment in subsidiaries	150,164	1,260,399	38,819	—	(1,449,382)	—
Other assets	—	3,130	34,151	4,830	—	42,111

Total assets	$179,268	$1,253,334	$1,701,030	$120,957	$(1,452,089)	$1,802,500

Liabilities, redeemable non-controlling interest and stockholders’ equity
Current liabilities:
Accounts payable	$—	$3,769	$7,269	$1,242	$—	$12,280
Accrued expenses and other current liabilities	—	7,016	38,092	12,106	(2,372)	54,842
Deferred revenue	—	—	230,396	56,290	(741)	285,945
Current portion of notes payable	—	—	77,500	—	—	77,500
Current portion of capital lease obligations	—	—	5,866	—	—	5,866
Deferred consideration, short-term	—	—	50,840	648	—	51,488

Total current liabilities	—	10,785	409,963	70,286	(3,113)	487,921
Deferred revenue, long-term	—	—	71,982	7,700	—	79,682
Notes payable	—	1,092,385	(77,500)	—	—	1,014,885
Capital lease obligations	—	—	7,215	—	—	7,215
Deferred consideration	—	—	—	813	—	813
Other long-term liabilities	—	—	28,970	3,340	—	32,310

Total liabilities	—	1,103,170	440,630	82,139	(3,113)	1,622,826
Redeemable non-controlling interest	—	—	—	—	—	—
Equity	179,268	150,164	1,260,400	38,818	(1,448,976)	179,674

Total liabilities and equity	$179,268	$1,253,334	$1,701,030	$120,957	$(1,452,089)	$1,802,500

Summary of Condensed Consolidating Statements of Operations and Comprehensive Loss

Condensed Consolidating Statements of Operations and Comprehensive Loss

Year Ended December 31, 2013

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$—	$511,270	$9,026	$—	$520,296
Cost of revenue	—	—	343,852	6,251	—	350,103

Gross profit	—	—	167,418	2,775	—	170,193

Operating expense:
Sales & marketing	—	—	113,999	3,690	—	117,689
Engineering and development	—	—	22,598	607	—	23,205
General and administrative	—	957	89,306	2,084	—	92,347

Total operating expense	—	957	225,903	6,381	—	233,241

Income (loss) from operations	—	(957)	(58,485)	(3,606)	—	(63,048)
Interest expense, net	—	96,414	1,930	(17)	—	98,327

Income (loss) before income taxes and equity earnings of unconsolidated entities	—	(97,371)	(60,415)	(3,589)	—	(161,375)
Income tax expense (benefit)	—	(4,511)	837	78	—	(3,596)

Loss before equity earnings of unconsolidated entities	—	(92,860)	(61,252)	(3,667)	—	(157,779)
Equity loss of unconsolidated entities, net of tax	159,187	66,328	5,734	—	(229,182)	2,067

Net loss	(159,187)	(159,188)	(66,986)	(3,667)	229,182	(159,846)
Net loss attributable to non-controlling interest	—	—	(659)	—	—	(659)

Net loss attributable to Endurance	$(159,187)	$(159,188)	$(66,327)	$(3,667)	$229,182	$(159,187)

Comprehensive loss
Foreign currency translation adjustments	—	—	—	(55)	—	(55)

Total comprehensive loss	$(159,187)	$(159,188)	$(66,327)	$(3,722)	$229,182	$(159,242)

Condensed Statements of Operations and Comprehensive Loss

Year Ended December 31, 2014

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$—	$559,434	$70,990	$(579)	$629,845
Cost of revenue	—	—	327,225	54,500	(237)	381,488

Gross profit	—	—	232,209	16,490	(342)	248,357

Operating expense:
Sales & marketing	—	—	114,367	32,607	(177)	146,797
Engineering and development	—	—	16,805	2,744	—	19,549
General and administrative	—	232	61,291	8,010	—	69,533

Total operating expense	—	232	192,463	43,361	(177)	235,879

Income (loss) from operations	—	(232)	39,746	(26,871)	(165)	12,478
Interest expense, net	—	56,330	829	(76)	—	57,083

Income (loss) before income taxes and equity earnings of unconsolidated entities	—	(56,562)	38,917	(26,795)	(165)	(44,605)
Income tax expense (benefit)	—	6,163	613	(590)	—	6,186

Loss before equity earnings of unconsolidated entities	—	(62,725)	38,304	(26,205)	(165)	(50,791)
Equity loss of unconsolidated entities, net of tax	42,835	(19,890)	26,500	—	(49,384)	61

Net loss	(42,835)	(42,835)	11,804	(26,205)	49,219	(50,852)
Net loss attributable to non-controlling interest	—	—	(8,017)	—	—	(8,017)

Net loss attributable to Endurance	$(42,835)	$(42,835)	$19,821	$(26,205)	$49,219	$(42,835)

Comprehensive loss
Foreign currency translation adjustments	—	—	—	(462)	—	(462)

Total comprehensive loss	$(42,835)	$(42,835)	$19,821	$(26,667)	$49,219	$(43,297)

Condensed Consolidating Statements of Operations and Comprehensive Loss

Year Ended December 31, 2015

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$—	$628,266	$113,766	$(717)	$741,315
Cost of revenue	—	—	349,059	77,177	(1,201)	425,035

Gross profit	—	—	279,207	36,589	484	316,280

Operating expense:
Sales & marketing	—	—	120,637	24,815	(33)	145,419
Engineering and development	—	—	23,019	3,688	—	26,707
General and administrative	—	177	80,548	10,132	111	90,968

Total operating expense	—	177	224,204	38,635	78	263,094

Income (loss) from operations	—	(177)	55,003	(2,046)	406	53,186
Interest expense and other income, net	—	56,843	(3,554)	(315)	—	52,974

Income (loss) before income taxes and equity earnings of unconsolidated entities	—	(57,020)	58,557	(1,731)	406	212
Income tax expense (benefit)	—	10,320	331	691	—	11,342

Loss before equity earnings of unconsolidated entities	—	(67,340)	58,226	(2,422)	406	(11,130)
Equity loss of unconsolidated entities, net of tax	26,176	(41,164)	17,063	—	12,565	14,640

Net loss	(26,176)	(26,176)	41,163	(2,422)	(12,159)	(25,770)
Net loss attributable to non-controlling interest	—	—	—	—	—	—

Net loss attributable to Endurance	$(26,176)	$(26,176)	$41,163	$(2,422)	$(12,159)	$(25,770)

Comprehensive loss
Foreign currency translation adjustments	—	—	—	(1,281)	—	(1,281)
Unrealized gain on cash flow hedge	—	80	—	—	—	80

Total comprehensive loss	$(26,176)	$(26,096)	$41,163	$(3,703)	$(12,159)	$(26,971)

Summary of Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2013

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$(97,851)	$129,007	$1,460	$—	$32,616

Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	—	—	(31,274)	(7,385)	—	(38,659)
Purchases of property and equipment	—	—	(33,403)	(120)	—	(33,523)
Proceeds from sale of property and equipment	—	—	54	—	—	54
Proceeds from sale of assets	—	—	23	—	—	23
Purchases of intangible assets	—	—	(751)	—	—	(751)
Net (deposits) and withdrawals of principal balances in restricted cash accounts	—	—	(220)	(11)	—	(231)

Net cash used in investing activities	—	—	(65,571)	(7,516)	—	(73,087)

Cash flows from financing activities:
Proceeds from issuance of notes payable and draws on revolver	—	1,202,000	—	—	—	1,202,000
Repayment of notes payable and revolver	—	(1,284,625)	—	—	—	(1,284,625)
Payment of financing costs	—	(12,552)	—	—	—	(12,552)
Payment of deferred consideration	—	—	(53,272)	(2,363)	—	(55,635)
Proceeds from issuance of common stock	252,612	—	—	—	—	252,612
Issuance costs of common stock	(17,512)	—	—	—	—	(17,512)
Intercompany advances and investments	(235,099)	228,363	(4,758)	11,494	—	—

Net cash provided by (used in) financing activities	1	133,186	(58,030)	9,131	—	84,288

Net effect of exchange rate on cash and cash equivalents	—	—	—	(247)	—	(247)

Net increase (decrease) in cash and cash equivalents	1	35,335	5,406	2,828	—	43,570
Cash and cash equivalents:
Beginning of period	—	544	19,636	3,065	—	23,245

End of period	$1	$35,879	$25,042	$5,893	$—	$66,815

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2014

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(1)	$(63,853)	$215,212	$(8,465)	$—	$142,893

Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	—	—	(69,578)	(24,120)	—	(93,698)
Purchases of property and equipment	—	—	(22,850)	(1,054)	—	(23,904)
Cash paid for minority investments	—	—	(34,140)	—	—	(34,140)
Proceeds from sale of property and equipment	—	—	39	55	—	94
Proceeds from sale of assets	—	—	100	—	—	100
Purchases of intangible assets	—	—	(200)	—	—	(200)
Net (deposits) and withdrawals of principal balances in restricted cash accounts	—	—	191	242	—	433

Net cash used in investing activities	—	—	(126,438)	(24,877)	—	(151,315)

Cash flows from financing activities:
Proceeds from issuance of notes payable and draws on revolver	—	150,000	—	—	—	150,000
Repayment of notes payable and revolver	—	(110,500)	—	—	—	(110,500)
Payment of financing costs	—	(53)	—	—	—	(53)
Payment of deferred consideration	—	—	(41,244)	(57,074)	—	(98,318)
Payment of redeemable non-controlling interest liability	—	—	(4,190)	—	—	(4,190)
Principal payments on capital lease obligations	—	—	(3,608)	—	—	(3,608)
Proceeds from exercise of stock options	137	—	—	—	—	137
Proceeds from issuance of common stock	43,500	—	—	—	—	43,500
Issuance costs of common stock	(2,904)	—	—	—	—	(2,904)
Intercompany advances and investments	(40,731)	(7,126)	(46,073)	93,930	—	—

Net cash provided by (used in) financing activities	2	32,321	(95,115)	36,856	—	(25,936)

Net effect of exchange rate on cash and cash equivalents	—	—	—	(78)	—	(78)

Net increase (decrease) in cash and cash equivalents	1	(31,532)	(6,341)	3,436	—	(34,436)
Cash and cash equivalents:
Beginning of period	—	35,879	25,043	5,893	—	66,815

End of period	$1	$4,347	$18,702	$9,329	$—	$32,379

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2015

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$2	$(50,147)	$220,468	$6,905	$—	$177,228

Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	—	—	(92,376)	(5,419)	—	(97,795)
Purchases of property and equipment	—	—	(28,058)	(3,185)	—	(31,243)
Cash paid for minority investments	—	—	(8,475)	—	—	(8,475)
Proceeds from sale of property and equipment	—	—	51	42	—	93
Proceeds from note receivable	—	—	3,454	—	—	3,454
Proceeds from sale of assets	—	—	191	—	—	191
Purchases of intangible assets	—	—	(76)	—	—	(76)
Net (deposits) and withdrawals of principal balances in restricted cash accounts	—	—	(296)	346	—	50

Net cash used in investing activities	—	—	(125,585)	(8,216)	—	(133,801)

Cash flows from financing activities:
Proceeds from issuance of notes payable and draws on revolver	—	147,000	—	—	—	147,000
Repayment of notes payable and revolver	—	(140,500)	—	—	—	(140,500)
Payment of deferred consideration	—	—	(14,503)	(488)	—	(14,991)
Payment of redeemable non-controlling interest liability	—	—	(30,543)	—	—	(30,543)
Principal payments on capital lease obligations	—	—	(4,822)	—	—	(4,822)
Proceeds from exercise of stock options	2,224	—	—	—	—	2,224
Intercompany advances and investments	(2,215)	39,367	(42,431)	5,279	—	—

Net cash provided by (used in) financing activities	9	45,867	(92,299)	4,791	—	(41,632)

Net effect of exchange rate on cash and cash equivalents	—	—	—	(1,144)	—	(1,144)

Net increase (decrease) in cash and cash equivalents	11	(4,280)	2,584	2,336	—	651
Cash and cash equivalents:
Beginning of period	1	4,347	18,702	9,329	—	32,379

End of period	$12	$67	$21,286	$11,665	$—	$33,030